PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Detail) (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 5,341	$ 124,343	$ 145,995	$ 145,995
Depreciation	24,060	26,185	137,544	60,560
Depletion	$ 0	$ 0	$ 0	$ 0